Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2023
First Trust TCW Unconstrained Plus Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index will be replaced as a securities market index for the Fund with the the ICE BofA 3-Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate. The Bloomberg US Aggregate Bond Index will also be added as a securities market index for the Fund.

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Average Annual Total Returns for the Periods Ended December 31, 2021” table is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2021

	1 Year	Since Inception	Inception Date
Return Before Taxes	1.02%	4.46%	6/4/2018
Return After Taxes on Distributions	0.13%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	2.89%
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index (reflects no deduction for fees, expenses or taxes)[1]	0.17%	1.38%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	4.60%
ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[1]	0.05%	1.17%

[1] On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index will be replaced as a securities market index for the Fund with the the ICE BofA 3-Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.